Statements of Changes in Net Assets Available for Benefits - Savings and Investment Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Change in Plan’s interest in the Colgate-Palmolive Savings & Investment Plans Master Trust	$ 823,679
Contributions:
Company	374,195
Participant	345,179
Total contributions	719,374
Total additions	1,543,053
Deductions
Distributions to participants	(520,582)
Total deductions	(520,582)
Increase in net assets available for benefits	1,022,471
Net assets available for benefits – beginning of year	16,170,661
Net assets available for benefits – end of year	$ 17,193,132